Long-term deposits (Details) ¥ in Millions	6 Months Ended
	Mar. 31, 2023 CNY (¥)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)
Long-term deposits
Construction deposit		$ 873,813	$ 843,607
Deposit for acquisition of land use rights		291,223	281,156
Long-term deposits		$ 1,165,036	$ 1,124,763
Payment of construction deposit | ¥	¥ 6
Payment of deposit for acquisition of land use rights | ¥	¥ 2